Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Sep. 30, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

Activity in accumulated other comprehensive income (loss) attributable to common stockholders is shown below:

Foreign currency translation	2013	2014	2015
Beginning balance	$466	504	171
Other comprehensive income (loss)	38	(341)	(793)
Purchase of noncontrolling interest	—	8	—
Ending balance	504	171	(622)

Pension and postretirement
Beginning balance	(1,213)	(692)	(746)
Actuarial gains (losses) deferred during the period	375	(152)	(315)
Amortization of deferred actuarial losses into earnings	146	98	109
Ending Balance	(692)	(746)	(952)

Cash flow hedges
Beginning balance	16	(1)	—
Gains (Losses) deferred during the period	(11)	(1)	(66)
Reclassifications of realized (gains) losses to sales and cost of sales	(6)	2	23
Ending balance	(1)	—	(43)

Accumulated other comprehensive income (loss)	$(189)	(575)	(1,617)
Activity above is shown net of income taxes for 2015, 2014 and 2013, respectively, as follows: deferral of pension and postretirement actuarial gains (losses): $192, $87 and $(233); amortization of pension and postretirement deferred actuarial losses: $(59), $(52) and $(85); deferral of cash flow hedging gains (losses): $38, $ - and $7; reclassification of realized cash flow hedging (gains) losses: $(13), $ - and $3.